Harborview 2006-SB1

Credit Risk Management Report

December 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One	Executive Summary

Section Two	Loan-Level Report

Section Three	Prepayment Penalty Analysis

Section Four	Mortgage Insurance Report

Section Five	Loss Analysis

Section Six	Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One
Executive Summary

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1
Executive Summary
December 2006

Transaction Summary

Closing Date:	10/31/2006
Depositor:	Greenwich Capital Acceptance Inc.
Trustee(s):	Deutsche Bank
Servicer(s):	GMAC Mortgage
Mortgage Insurer(s):	PMI Mortgage Insurance Co., Radian Guaranty, Triad Guaranty Insurance Company
Delinquency Reporting Method:	MBA[0]

Collateral Summary

	Closing Date	As of 12/20/2006	12/20/2006 Balance as Percentage of Closing Date Balance
Collateral Balance	$403,847,742	$393,886,598	97.53%
Loan Count	935	903	96.58%

[0]
MBA Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

 Total Value Added for Harborview 2006-SB1 as of 12/20/2006
Issues	Amount Recovered
0	$0

Collateral Statistics

	Loan Count	Summed Balance
First Payment Defaults	0	$0
Early Payment Defaults*	0	$0
* A default that occurs on the second or third scheduled payment.

Delinquencies
	Loan Count	Summed Balance
60+ Days Delinquent	1	$589,118

Prepayments

Remittance Date	Beginning Collateral Balance	Total Prepayments	Percentage of Prepayment
12/20/2006	$398,382,635	$4,495,725	1.12
11/20/2006	$403,847,742	$5,465,107	1.35

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows
Remittance Date	Amount Remitted to the Trust	Amount Remitted by the Servicers	Difference
12/20/2006	$153,160	$153,160	$0

Mortgage Insurance

Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+ days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Loss Summary
Remittance	Losses Remitted to the Trust	Number of Loan-Level Losses/Gains
12/20/2006	0	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two
Loan-Level Report

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

•	FICO®:: Represents the borrower's credit score at the time of securitization/origination.

•	Last Paid Date:Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

•
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

•
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

•	Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

•	Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

•	C The contractually due payment arrived on time.

•	3 The contractually due payment has not arrived within thirty days.

•	6 The contractually due payment has not arrived within sixty days.

•	9 The contractually due payment has not arrived within ninety days.

•	F The property is in the process of foreclosure.

•	R The property is real estate owned (REO).

•	0 The mortgage has either liquidated or been paid off.

•	OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

•	MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Credit Risk Manager Report Mortgage Data Through: November 30, 2006

Watchlist

		State	First Pmt.	Valuation	Orig.	Orig Amount	OLTV		Liq. Date	Est. (Gain)/Loss	Delinquency
Loan Number	Lien	FICO®	Last Paid Dt.	Valuation Date	Current Value	Current Bal	CLTV	MI Type	MI Cov	Est. Severity	Status
8948091	1	CA	6/1/2006	Internal Estimate	$565,000	$395,500	70%		3/1/2008	($2,273)	CC
		660	11/1/2006	6/30/2006	$485,900	$401,383	83%			-0.57%	Monitor
Default Reason:	(Unknown)
8948180	1	CA	7/1/2006	Internal Estimate	$220,000	$176,000	80%		3/1/2008	$25,902	CC
		721	11/1/2006	6/30/2006	$189,200	$177,740	94%			14.71%	Monitor
Default Reason:	(Unknown)
8948364	1	CA	6/1/2006	Internal Estimate	$734,500	$587,390	80%		12/1/2007	$61,837	C6
		722	8/1/2006	6/30/2006	$631,670	$589,118	93%			10.52%	Active
Default Reason:	(Unknown)
8948399	1	CA	7/1/2006	Internal Estimate	$565,000	$423,750	75%		3/1/2008	$24,120	CC
		662	11/1/2006	6/30/2006	$485,900	$427,228	88%			5.69%	Monitor
Default Reason:	(Unknown)
8948437	1	CA	9/1/2006	(Unknown)	$820,000	$417,000	51%		1/1/2008		00
		739	9/1/2006	Unknown	$1	$0	0%			0.00%	Active
Default Reason:	(Unknown)
8948621	1	CA	9/1/2006	(Unknown)	$820,000	$650,000	79%		1/1/2008		00
		674	9/1/2006	Unknown	$1	$0	0%			0.00%	Active
Default Reason:	(Unknown)

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three
Prepayment Penalty Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Prepayment Penalty Analysis Trustee Remittance Date: December 20, 2006

Total Cash Flows

Trustee Remittance Date	12/20/2006	11/20/2006
Amount Remitted to the Trust	$153,160	$83,091

Amount Remitted by the Servicers	$153,160	$83,091
Difference	$0	$0

Total Collections by the Servicers
Total Paid-Off Loans	16	16
Total Paid-Off Loans with Prepayment Flags	13	12

Exceptions
Expired Prepayment Clauses (as stated in the Note)	0	0
Liquidated out of REO Status	0	0
Acceleration of Debt	0	0
Loss Mitigation (Short Sales, Charge Offs)	0	0
Documentation Issues Preventing the Collection of Prepayment Penalties	0	0
Other - Actions Preventing the Collection of Prepayment Penalties	0	0
Total Paid-Off Loans with Active Prepayment Flags	13	12

Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes	0	0
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted	0	2

Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted	13	10
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted	0	0
Total Loans with Penalties Remitted	13	10

Total Loans with Penalties Remitted to the Total Paid-Off Loans	81.25%	62.50%
Penalties Remitted for loans with Active Prepayment Flags	100.00%	83.33%

© 2006 Clayton Fixed Income Services Inc. All rights reserved

Harborview 2006-SB1 Paid-Off Mortgages With Prepayment Flags Trustee Remittance Date: December 20, 2006

Loan			Origination	Years to	Expiration	Payoff	PPP	% of PPP to
Number	State	Delinquency History	Date	Expiration	Date	Amount	Remitted	Payoff Amount	Comments
8948263	CA	C0	5/23/2006	1	05/23/2007	$354,573	$10,827	3%
8948687	CA	C0	7/8/2006	1	07/08/2007	$469,727	$14,583	3%
8947955	CA	C0	3/9/2006	3	03/09/2009	$293,215	$9,829	3%
8948097	CA	C0	3/10/2006	3	03/10/2009	$350,863	$11,593	3%
8947925	CA	C0	3/16/2006	3	03/16/2009	$439,737	$14,676	3%
8948001	CA	C0	3/17/2006	3	03/17/2009	$267,816	$9,193	3%
8947976	CA	C0	3/31/2006	3	03/31/2009	$528,387	$16,190	3%
8948374	CA	C0	4/20/2006	3	04/20/2009	$303,911	$9,718	3%
8948160	CA	C0	5/2/2006	3	05/02/2009	$245,911	$7,813	3%
8948156	CA	C0	6/5/2006	3	06/05/2009	$441,090	$14,270	3%
8948652	CA	C0	6/7/2006	3	06/07/2009	$370,753	$12,711	3%
8948583	CA	C0	6/26/2006	3	06/26/2009	$358,720	$12,818	4%
8948828	CA	C0	8/4/2006	3	08/04/2009	$273,082	$8,938	3%

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four
Mortgage Insurance Report

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Mortgage Insurance Claim Summary Mortgage Data Through: November 30, 2006

Claim Payment Breakdown

	# of Loans	Dollar Amount
Claims Paid:	0	$0
Claims Pending:	0	$0
Claims Rescinded:	0	$0
Claims Denied:	0	$0
Claims Withdrawn:	0	$0

Age of Pending Claims

	< 30 Days	30 Days	60 Days	90 Days	120 Days	150 Days	180 Days	210+ Days
Number of Pending Claims:	0	0	0	0	0	0	0	0

1	Estimate based on internal calculations.
2	Estimated claim payment if the claim had been paid.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Mortgage Insurance Claims Mortgage Data Through: November 30, 2006

	First Pmt.	Current	OAV	Orig. Amount	OLTV		Claim File Dt.	Date Paid	Delinquency History
Loan Number	Last Paid Dt.	Valuation Method	CV	Current Bal.	CLTV	MI Cov %	Est. Claim Pmt.	Amount Paid	Settlement Option

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five
Loss Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved

Harborview 2006-SB1 Historical Monthly Losses Losses Through: November 30, 2006

Date	Loan Loss Amount	Loss Percentage
12/20/2006	$0.00	0.00%
11/20/2006	$0.00	0.00%
Totals:	$0.00	0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Loss Reconciliation Report Trustee Remittance Date: December 20, 2006

Remittance Statement		Summary
12/20/2006	$0	Loan-Level Losses:	$0

		Subsequent Losses:	$0

		Subsequent Gains:	$0

		Monthly Security Loss:	$0

		Losses Remitted:	$0

		Difference:	$0

Loan Number	Loss	Loan Number	Loss	Loan Number		Loss
				Category	Total:	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Loss Report Losses Through: November 30, 2006

		Origination		OriginalAmount
Loan Number	State	Date	OriginalLTV	OriginalAppraisal	Loss	Loss Severity
MonthlyTotal:

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Six
Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Delinquencies by Blance and Count Mortgage Data Through: November 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Delinquencies by Origination Characteristics Mortgage Data Through: November 30, 2006

Total Delinquencies as Percentage of the Active Balance by Purpose Type
0.78%
0.65%
0.52%
0.39%
0.26%
0.13%
0.00%
10/31/2006
11/30/2006
Cash Out Refinance
Purchase
Rate/Term Refinance

Total Delinquencies as Percentage of the Active Balance by Product Type
0.12%
0.10%
0.08%
0.06%
0.04%
0.02%
0.00%
10/31/2006
11/30/2006
ARM
Fixed

Total Delinquencies as Percentage of the Active Balance by Documentation Level
0.14%
0.12%
0.10%
0.08%
0.06%
0.04%
0.02%
0.00%
10/31/2006
11/30/2006
Full Documentation
Low Documentation

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Severe Delinquencies for Top Five States Mortgage Data Through: November 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Harborview 2006-SB1 Severe Delinquencies for Top Five States Mortgage Data Through: November 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.